Equity Method Investments - Schedule of Equity Method Investments (Detail)	Dec. 31, 2013	Dec. 31, 2013 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 31, 2012 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 17, 2012 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 31, 2013 JYADK [Member]	Dec. 31, 2012 JYADK [Member]	Dec. 31, 2013 BPC [Member]	Dec. 31, 2012 BPC [Member]	Oct. 19, 2012 BPC [Member]	Dec. 31, 2013 PTC [Member]	Dec. 31, 2012 PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	100.00%	36.00%	36.00%	36.00%	33.00%	33.00%	25.00%	25.00%	25.00%	45.00%	45.00%